Guarantor Financial Information Guarantor Financial Information (Cash Inflows from Financing Activities) (Details) (Immaterial Error Correction [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing financing activities	$ (0.1)	$ 0	$ (103.8)	$ (3.5)	$ (7.5)	$ (4.6)	$ (14.0)
IR New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing financing activities	$ 66.5	$ 42.8	$ 142.3	$ 96.1	$ 103.4	$ 162.1	$ 44.2